Key management compensation and related party transactions	12 Months Ended
Oct. 31, 2024
Disclosure of transactions between related parties [abstract]
Key management compensation and related party transactions [Text Block]

20. Key management compensation and related party transactions

The Company reports the following related party transactions:

(a) Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of the Company, including officers and directors. Compensation paid or payable to these individuals (or companies controlled by such individuals) is summarized as follows:

	2024	2023	2022
Professional, other fees, and salaries	$77,823	$214,914	$133,517
Stock-based compensation	-	82,946	-
	$77,823	$297,860	$133,517

During the year ended October 31, 2024, there were no options awared to key management. During the year ended October 31, 2023, key management were awarded 1,340,000 options as part of the total 3,000,000 issued. See note 15.

(b) Trade payables and other liabilities

Included in accounts payable at October 31, 2024 is $28,161 payable to a corporation controlled by an officer of the Company (2023 - $nil). In addition, at October 31, 2024, accounts payable includes $2,436 payable to a director (2023 - $2,173).